Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class A | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class A | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class C | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class C | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class FI | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class FI | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class FI | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class FI | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class FI | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class FI | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class FI | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class FI | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class FI | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class FI | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class FI | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class FI | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class I | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class I | Corporate Bonds & Note [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class I | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class I | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class IS | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class IS | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class IS | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class IS | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class IS | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class IS | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class R | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class R | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Class R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class R | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R | Investments In Underlying Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%